SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Other comprehensive income reclassified to profit or loss	$ 31,324	$ 30,921